Accounting Policies	6 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
Accounting Policies
ACCOUNTING POLICIES

Basis of accounting

The condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States. The condensed consolidated financial statements do not include all of the disclosures required in the annual consolidated financial statements, and should be read in conjunction with our annual financial statements for the year ended December 31, 2016.

The six months ended June 30, 2017 includes a depreciation catch-up charge of $9.7 million in respect of the Golar Tundra, which was previously not depreciated whilst accounted for as an asset held-for-sale. Previously, the assets and liabilities associated with the agreement to sell our interests in the companies that own and operate the FSRU the Golar Tundra to Golar Partners were classified as held-for-sale. As of March 31, 2017, these assets and liabilities no longer qualified for classification as held-for-sale. Furthermore, on May 30, 2017, Golar Partners exercised its Put Right in respect of the Golar Tundra. Accordingly, as of March 31, 2017 (and for all retrospective periods), these assets and liabilities are presented as held and used in the consolidated balance sheets. For additional details on the assets and liabilities previously classified as held-for-sale, refer to note 19 in the 20-F for the year ended December 31, 2016.

Significant accounting policies

The accounting policies adopted in the preparation of the condensed consolidated financial statements for the six months ended June 30, 2017 are consistent with those followed in the preparation of our audited consolidated financial statements for the year ended December 31, 2016.

Use of estimates

The preparation of financial statements in accordance with the United States Generally Accepted Accounting Principles ("US GAAP") requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

As further described in note 14 (c), in February 2015, Golar Partners exercised its option to require us to charter back the Golar Grand for the period until October 2017. In May 2017, the Partnership sub-chartered the vessel back from us in order to commence a new charter with a third party. Accordingly, we revised our assessment of the existing provision for the Golar Grand guarantee obligation and recognized an incremental remeasurement loss of $9.0 million for the six months ended June 30, 2017.

As of June 30, 2017, we leased seven vessels under finance leases from wholly-owned special purpose vehicles (“lessor SPVs”) of financial institutions in connection with our sale and leaseback transactions. While we do not hold any equity investments in these lessor SPVs, we have determined that we are the primary beneficiary of these entities and accordingly, we are required to consolidate these VIEs into our financial results. The key line items impacted by our consolidation of these VIEs are short-term and long-term debt, restricted cash and short-term deposits, and interest expense. In consolidating these lessor VIEs, on a quarterly basis, we must make assumptions regarding (i) the debt amortization profile; (ii) the interest rate to be applied against the VIEs’ debt principal; and (iii) the VIE's application of cash receipts. Our estimates are therefore dependent upon the timeliness of receipt and accuracy of financial information provided by these lessor VIE entities. Upon receipt of the audited annual financial statements of the lessor VIEs, we will make a true-up adjustment for any material differences.